NOVEMBER 29, 2023
SUPPLEMENT TO THE
HARTFORD MULTIFACTOR ETFS PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
(HARTFORD MULTIFACTOR INTERNATIONAL SMALL COMPANY ETF)
DATED NOVEMBER 29, 2023
This Supplement contains new and additional information regarding Hartford Multifactor International Small Company ETF and should be read in connection with your Prospectus and Statement of Additional Information (“SAI”).
The Hartford Multifactor International Small Company ETF has not commenced operations and, therefore, is currently not available for purchase until further notice.
This Supplement should be retained with your Prospectus and SAI for future reference.
HV-7642ETF
November 2023